SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)			12 Months Ended
	Jan. 31, 2024 shares	Jan. 26, 2024 shares	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2025 HKD ($)
Inventory [Line Items]
Foreign currency exchange rate translation			$ 1.00	$ 7.7830
Inventory Write-down			$ 331,620	$ 2,580,998	$ 280,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage			10.00%	10.00%
Finite-Lived Intangible Asset, Useful Life			5 years			5 years
Deferred Costs, Noncurrent					200,000
Retention receivables					3,369,245	$ 3,729,411
Contract with Customer, Liability, Current			$ 1,457,108		27,801,257	$ 11,340,672
Revenue recognized, relating to contract liabilities				$ 25,489,929	18,972,517
Research and Development Expense				40,000.00	0
Government grants				29,468	$ 56,375
Stock Issued During Period, Shares, New Issues | shares		1,250,000
Warrant [Member]
Inventory [Line Items]
Stock Issued During Period, Shares, New Issues | shares	62,500
Inventories [Member]
Inventory [Line Items]
Inventory Write-down				$ 2,500,000